Reserves	12 Months Ended
Dec. 31, 2018
Reserves [abstract]
Reserves
26	Reserves

	Legal surplus RMB’000	Capital surplus RMB’000	Surplus reserve RMB’000	Other reserve RMB’000	Share premium RMB’000	Safety production fund RMB’000	Retained earnings RMB’000	Total RMB’000
Balance at 1 January 2017	4,072,476	4,180	101,355	58,919	—	346	9,684,689	13,921,965

Net profit attributable to shareholders of the Company	—	—	—	—	—	—	6,143,222	6,143,222
Dividends proposed and approved	—	—	—	—	—	—	(2,700,000)	(2,700,000)
Utilization of safety production fund	—	—	—	—	—	(346)	346	—
Share option scheme (Note 27)	—	—	—	(10,640)	—	—	—	(10,640)
Exercise of share option	—	—	—	—	62,319	—	—	62,319
Share of other comprehensive loss of investments accounted for using the equity method	—	—	—	(810)	—	—	—	(810)

Balance at 31 December 2017	4,072,476	4,180	101,355	47,469	62,319	—	13,128,257	17,416,056

Net profit attributable to shareholders of the Company	—	—	—	—	—	—	5,336,331	5,336,331
Dividends proposed and approved	—	—	—	—	—	—	(3,247,144)	(3,247,144)
Utilization of safety production fund	—	—	—	—	—	57,135	(57,135)	—
Forfeit of share option scheme (Note 27)	—	—	—	(13,004)	—	—	—	(13,004)
Exercise of share option	—	—	—	(17,062)	44,527	—	—	27,465
Share of other comprehensive loss of investments accounted for using the equity method	—	—	—	(7,014)	—	—	—	(7,014)
Transactions with non-controlling interests	—	9,559	—	—	—	—	—	9,559

Balance at 31 December 2018	4,072,476	13,739	101,355	10,389	106,846	57,135	15,160,309	19,522,249